S000031347 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	158 Months Ended	183 Months Ended	239 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Blended Benchmark (consisting of 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index and 10% FTSE Three-Month U.S. Treasury Bill Index) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.12%	2.95%		4.31%
Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.71%	11.18%		10.46%
Columbia Income Builder Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	11.45%	3.62%		5.70%
Performance Inception Date			Mar. 01, 2017
Columbia Income Builder Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.83%	2.28%		4.90%
Performance Inception Date							Feb. 16, 2006
Columbia Income Builder Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	0.72%		3.36%
Performance Inception Date							Feb. 16, 2006
Columbia Income Builder Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	1.13%		3.20%
Performance Inception Date							Feb. 16, 2006
Columbia Income Builder Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	9.27%	2.50%		4.62%
Performance Inception Date							Feb. 16, 2006
Columbia Income Builder Fund Class R
Prospectus [Line Items]
Average Annual Return, Percent	10.88%	3.02%		5.14%
Performance Inception Date						Sep. 27, 2010
Columbia Income Builder Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	11.43%	3.53%		5.67%
Performance Inception Date						Sep. 27, 2010
Columbia Income Builder Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	11.39%	3.55%		5.69%
Performance Inception Date					Nov. 08, 2012